Revision of Third Quarter 2025 - Unaudited - Schedule of Company’s Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
As Previously Reported [Member]
Schedule of Company’s Condensed Consolidated Statements of Changes in Stockholders’ Deficit [Line Items]
Issuance of common stock to Northview stockholders as a result of the merger	$ (12,346)
Adjustment [Member]
Schedule of Company’s Condensed Consolidated Statements of Changes in Stockholders’ Deficit [Line Items]
Issuance of common stock to Northview stockholders as a result of the merger	3,946
As Corrected [Member]
Schedule of Company’s Condensed Consolidated Statements of Changes in Stockholders’ Deficit [Line Items]
Issuance of common stock to Northview stockholders as a result of the merger	$ (8,400)